Condensed Interim Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
REVENUE
Revenue	$ 48,652,951	$ 37,969,400	$ 148,168,757	$ 121,224,907
OPERATING EXPENSES
Commissions and voyage related costs	18,299,117	10,011,629	55,199,927	23,762,818
Vessel operating expenses	16,330,356	13,739,022	46,786,299	40,290,408
Depreciation	8,638,739	7,340,499	25,625,382	21,578,136
Amortization of deferred drydock expenditure	771,037	771,282	1,971,213	2,050,091
General and administrative expenses
Corporate	3,244,179	3,554,134	9,484,195	10,030,701
Commercial and chartering	703,583	470,155	2,012,334	1,235,947
Total operating expenses	47,987,011	35,886,721	141,079,350	98,948,101
Operating Income	665,940	2,082,679	7,089,407	22,276,806
Interest expense and finance costs	(5,425,243)	(3,901,112)	(16,029,527)	(12,294,821)
Interest income	136,198	66,174	327,016	107,425
Gain on disposal of vessels	0	0	0	451,962
Loss on asset held for sale	0	(3,028,416)	0	(3,028,416)
(Loss) / income before taxes	(4,623,105)	(4,780,675)	(8,613,104)	7,512,956
Income tax	(16,500)	(19,250)	(47,839)	(77,250)
Net (loss) / income	$ (4,639,605)	$ (4,799,925)	$ (8,660,943)	$ 7,435,706
(Loss) / Earnings per share, basic and diluted	$ (0.14)	$ (0.14)	$ (0.26)	$ 0.26
Weighted average number of shares outstanding, basic and diluted	33,575,610	33,518,013	33,575,610	28,988,963